DAVIS TAX-FREE HIGH INCOME FUND
                   CERTIFICATION PURSUANT TO RULE 497 (J)

     The undersigned on behalf of Davis Tax-Free High Income Fund (the "Registrant") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497 (c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statment was filed electronically.

Dated: February 2, 1999


          Davis Tax-Free High Income Fund

          By: /s/Thomas D. Tays
              --------------------------
              Thomas D. Tays, Secretary

The original of this document was filed with the SEC on February 2, 1999. The accession number was 355714-99-4. The document was not posted on the SEC web and we are refiling this 11th day of February, 1999.